Leases (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Leases
18.	Leases

On February 14, 2019, the Company entered into a lease for offices in Jupiter, Florida. The lease had an initial term of 18 months commencing March 1, 2019 until August 31, 2020 with a base annual rent of $89,000. The Company had an option to extend the lease for another year until August 31, 2021 for annual rent of $95,000 and a second option for an extension until August 31, 2022 for annual rent of $98,000. The Company recorded the lease obligations in accordance with ASC 842. As of August 31, 2020, the Company did not extend the lease term and the lease was terminated.

As part of the acquisition of Nexway on September 19, 2019, the Company recognized right of use assets of $3.6 million and lease liabilities of $3.6 million associated with an operating lease obtained in the acquisition. At December 31, 2019, the Company had operating lease liabilities of $3.5 million and right of use assets of $3.5 million recorded in the consolidated balance sheet. At March 31, 2020, the Company deconsolidated its investment in Nexway and accordingly, reduced its operating lease liabilities and right of use assets to $0.

As part of the acquisition of fuboTV Pre-Merger on April 1, 2020, the Company recognized right of use assets and lease liabilities of $5.4 million for three operating leases. fuboTV Pre-Merger had entered into a lease agreement in April 2017 for approximately 10,000 square feet of office space in New York, NY. The lease commenced in April 2017 and the initial term of the lease is for a period of ten years with an option to renew for an additional five years. The renewal option is not considered in the remaining lease term as the Company is not reasonably certain that it will exercise such option. On January 30, 2018, the Company amended their lease agreement to add approximately 6,600 square feet of office space. The lease term commenced in February 2018 and is effective through March 2021.

In February 2020, fuboTV Pre-Merger entered into a sublease with Welltower, Inc. to lease approximately 6,300 square feet of office space in New York, NY. The lease commenced in March 2020 and is effective through July 30, 2021. The annual rent for the space is $455,000.

The components of lease expense were as follows:

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Operating leases
Operating lease cost	$312	$623
Variable lease cost	-	-
Operating lease expense	312	623
Short-term lease rent expense	-	-
Total rent expense	$312	$623

Supplemental cash flow information related to leases were as follows:

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Operating cash flows from operating leases	$305	$610
Right-of-use assets exchanged for operating lease liabilities	$5,373	$5,373

As of September 30, 2020, future minimum payments for the operating leases are as follows:

Year Ended December 31, 2020	$305
Year Ended December 31, 2021	1,030
Year Ended December 31, 2022	778
Year Ended December 31, 2023	805
Year Ended December 31, 2024	805
Thereafter	2,111
Total	5,834
Less present value discount	(934)
Operating lease liabilities	$4,900

FaceBank Group, Inc Pre-Merger [Member]
Leases

Note 14 – Leases

On February 14, 2019, the Company entered into a lease for offices in Jupiter, Florida. The lease has an initial term of 18 months commencing March 1, 2019 until August 31, 2020 with a base annual rent of $89,437. The Company has an option to extend the lease for another year until August 31, 2021 for an annual rent of $94,884 and a second option for a further annual extension until August 31, 2022 for an annual rent of $97,730. The Company recorded the lease obligations in accordance with ASC 842.

As part of the acquisition of Nexway on September 19, 2019, the Company recognized right of use assets of $3.6 million and lease liabilities of $3.6 million associated with operating lease obtained in the acquisition. At March 31, 2020, the Company deconsolidated its investment in Nexway and accordingly, reduced its operating lease liabilities and right of use assets to zero.

The following summarizes quantitative information about the Company’s Florida operating lease (amounts in thousands, except lease term and discount rate):

For the Three Months Ended March 31, 2020
Operating leases
Operating lease cost	$98
Variable lease cost	73
Operating lease expense	171
Short-term lease rent expense	-
Total rent expense	$171

Operating cash flows from operating leases	$75
Right-of-use assets exchanged for operating lease liabilities	$125
Weighted-average remaining lease term – operating leases	0.4
Weighted-average monthly discount rate – operating leases	0.8%

The Company’s operating lease expires on August 31, 2020 and the remaining liability totals $37,000. The Company has decided not to extend the lease.

Note 15 - Leases

On February 14, 2019, the Company entered into a lease for new offices in Jupiter, Florida. The lease has an initial term of 18 months commencing March 1, 2019 until August 31, 2020 with a base annual rent of $89,437. The Company has an option to extend the lease for another year until August 31, 2021 for an annual rent of $94,884 and a second option for a further annual extension until August 31, 2022 for an annual rent of $97,730. The Company recorded the lease obligations in accordance with ASC 842.

As part of the Nexway acquisition on September 19, 2019, the Company recognized right of use assets of $3.6 million and lease liabilities of $3.6 million associated with operating lease obtained in the acquisition. At December 31, 2019, the Company had operating lease liabilities of $3.5 million and right of use assets of $3.5 million, respectively, recorded in the accompanying consolidated balance sheet.

The following summarizes quantitative information about the Company’s operating leases (amounts in thousands, except lease term and discount rate):

For the Year Ended December 31, 2019
Operating leases
Operating lease cost	$259
Variable lease cost	56
Operating lease expense	315
Short-term lease rent expense	-
Total rent expense	$315

Operating cash flows from operating leases	$281
Right-of-use assets exchanged for operating lease liabilities	$3,719
Weighted-average remaining lease term – operating leases	7.8
Weighted-average discount rate – operating leases	8.0%

Maturities of the Company’s operating leases, are as follows (amounts in thousands):

Year Ended December 31, 2020	$862
Year Ended December 31, 2021	769
Year Ended December 31, 2022	465
Year Ended December 31, 2023	465
Thereafter	2,326
Total	4,887
Less present value discount	(1,367)
Operating lease liabilities	$3,520